CONSOLIDATED STATEMENTS OF CASH FLOWS - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (7,570,873)	$ (787,512)	$ 65,819
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	543,212	311,783	183,281
Lease modification	0	0	(2,222)
Provision of credit loss allowance	56,005	602,896	0
Inventory written off	0	206,676	0
Gain on disposal of property	0	0	(152,286)
Change in operating assets and liabilities
Account receivables	(3,492,530)	301,171	(532,835)
Contract assets	(78,603)	0	0
Deposits, prepaid expenses and other current assets	1,440,391	(873,274)	597,357
Inventory	166,006	(130,760)	(775,735)
Account payables	179,360	488	172,955
Accruals and other payables	(163,588)	694,614	88,967
Income tax payable	(76,526)	74,534	160,910
Contract liabilities	1,452,346	(351,782)	(93,990)
Net cash (used in) provided by operating activities	(7,544,800)	48,834	(287,779)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(21,265)	(33,939)	(84,951)
Proceeds from disposal of property and equipment	0	0	630,192
Proceeds from disposal of financial instrument	0	0	250,000
Additions to intangible assets	(892,109)	(1,197,229)	0
Net cash used in investing activities	(913,374)	(1,231,168)	795,241
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loan	38,500	719,176	0
Repayment of bank loans	(1,225,129)	(117,305)	(661,885)
Repayment of other payables to related parties	(369,688)	(204,869)	(1,165,729)
Proceeds from issuance of shares	10,795,690	2,000,000	750,000
Principal payment of lease liabilities	(127,563)	(1,437,381)	(95,454)
Net cash (used in) provided by financial activities	9,111,810	959,621	(1,173,068)
Net change in cash and cash equivalents	653,636	(222,713)	(665,606)
Foreign currency translation	(1,200)	0	0
Cash and cash equivalents as of beginning of the year	535,023	757,736	1,423,342
Cash and cash equivalents as of end of the year	1,187,459	535,023	757,736
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	23,086	118,681	6,162
Cash paid for interest	$ 183,046	$ 130,868	$ 157,147